MFS® INVESTMENT MANAGEMENT
500 BOYLSTON STREET, BOSTON, MASSACHUSETTS  02116-3741
(617) 954-5000

June 1, 2011

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	MFS® Series Trust III (the “Trust”) (File Nos. 2-60491 and 811-2794) on Behalf of MFS® High Income Fund, MFS® High Yield Opportunities Fund and MFS® Municipal High Income Fund (the “Funds”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and Statements of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 46, (the "Amendment") to the Trust's Registration Statement on Form N-1A.  The Amendment was filed electronically on May 31, 2011.

Please call the undersigned at (617) 954-5064 or Matthew Mills at (617) 954- 6559 with any questions you may have.

Very truly yours,

TIMOTHY M. FAGAN
Timothy M. Fagan
Vice President & Senior Counsel

TMF/bjn